Supplemental Cash Flow Information - Summary of Changes in Liabilities Arising from Financing Activities (Detail) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Deferred transaction costs	$ (2,437)	$ (892)	$ (6,592)	$ (1,047)	$ (2,095)	$ (258)	$ (780)
Long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Long-term debt, opening balance	339,126	362,145	331,422	389,712	389,712	430,487	444,712
Changes from financing cash flows	(1,466)	(18,392)	9,817	(43,151)	(56,975)	(40,081)	(812)
The effect of changes in foreign exchange rates	8,070	(3,809)	4,277	(6,718)	(406)	(1,358)	(14,156)
Amortization of deferred transaction costs	312	354	617	610	1,186	922	1,523
Deferred transaction costs	(91)	(892)	(182)	(1,047)	(2,095)	(258)	(780)
Long-term debt, closing balance	$ 345,951	$ 339,406	$ 345,951	$ 339,406	$ 331,422	$ 389,712	$ 430,487